STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating costs			$ 3,136,234	$ 264,346
Operating and formation costs	$ 2,201,632	$ 258,326
Loss from operations	(2,201,632)	(258,326)	(3,136,234)	(264,346)
Other income (expense):
Interest income on marketable securities held in Trust Account	47,155	1,207,866	1,793,627	714,993
Change in fair value of warrant liabilities	(10,721,500)	5,393,500	(13,924,875)	(6,999,875)
Transaction costs				(560,698)
Unrealized gain (loss) on marketable securities held in Trust Account	4,987	378,250	3,447	(6,479)
Other (expense) income, net	(10,669,358)	6,979,616	(12,127,801)	(6,852,059)
Loss before income taxes	(12,870,990)	6,721,290	(15,264,035)	(7,116,405)
Provision for income taxes		(278,836)	(1,361)	(93,275)
Net (loss) income	$ (12,870,990)	$ 6,442,454	$ (15,265,396)	$ (7,209,680)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	28,793,444	28,488,312	27,639,376	28,129,383
Basic and diluted net income/loss per share	$ (1.20)	$ 0.46	$ (1.39)	$ (0.98)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	10,737,806	11,565,826	11,891,874	7,814,396
Common Stock Subject to Possible Redemption
Other income (expense):
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	28,793,444	27,965,424	27,639,376	28,129,383
Basic and diluted net income/loss per share	$ 0.00	$ 0.04	$ 0.05	$ 0.02